Earnings Per Share - Schedule of Diluted Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Earnings Per Share [Line Items]
Anti-dilutive shares	24,271,510	24,312,620	25,018,880
Restricted Shares [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Anti-dilutive shares	7,614,950	7,458,560	7,996,700
Share Options Awards [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Anti-dilutive shares	16,656,560	16,854,060	17,022,180